Cash flow information (Details 1)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Income tax credit	$ 35,000,000	$ 94,000,000
Business Combination Reclassification [member]
Statement [Line Items]
Investment properties	117,547,000,000	233,714,000,000		$ (14,634,000,000)
Property, plant and equipment	47,989,000,000	(11,680,000,000)		(93,178,000,000)
Trading properties	7,690,000,000	233,000,000		0
Intangible assets	36,546,000,000	4,854,000,000		(20,666,000,000)
Right-of-use assets	25,853,000,000	(5,973,000,000)		0
Investments in associates and joint ventures	48,443,000,000	3,781,000,000		(1,220,000,000)
Biological Assets	0	(111,000,000)		0
Deferred income tax assets	568,000,000	2,000,000		(404,000,000)
Income tax credit	426,000,000	0		0
Restricted assets	8,400,000,000	321,000,000		(305,000,000)
Trade and other receivables	70,693,000,000	(13,019,000,000)		(39,659,000,000)
Investment in financial assets	31,643,000,000	20,343,000,000		(9,506,000,000)
Derivative financial instruments	368,000,000	0		0
Inventories	4,712,000,000	(3,259,000,000)		(19,691,000,000)
Group of assets held for sale	55,028,000,000	0		0
Borrowings	(425,321,000,000)	(130,698,000,000)		70,300,000,000
Lease liabilities	(23,696,000,000)	3,120,000,000		0
Deferred income tax liabilities	(16,261,000,000)	(29,863,000,000)		9,338,000,000
Trade and other payables	(30,751,000,000)	3,331,000,000		76,449,000,000
Income tax liabilities	(596,000,000)	(149,000,000)		24,000,000
Provisions	(7,095,000,000)	69,000,000		1,442,000,000
Employee benefits	(624,000,000)	161,000,000		4,190,000,000
Derivative financial instrument	(624,000,000)	(56,000,000)		(77,000,000)
Salaries and social security liabilities	(4,427,000,000)	105,000,000		7,979,000,000
Group of liabilities held for sale	(28,805,000,000)	0		0
Net value of incorporated assets that do not affect cash	(82,294,000,000)	75,226,000,000		(29,618,000,000)
Cash and cash equivalents	(145,330,000,000)	(6,598,000,000)		(18,550,000,000)
Non-controlling interest	(62,519,000,000)	76,219,000,000		24,477,000,000
Goodwill	0	521,000,000		246,000,000
Net value of incorporated assets/ disposal assets	(290,143,000,000)	145,368,000,000		(23,445,000,000)
Interest held before acquisition	0	0		(1,575,000,000)
Seller financing	0	0		(126,000,000)
Fair value of interest held before business combination	0	0		(1,891,000,000)
Foreign exchange gains	0		$ 0	904
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (290,143,000,000)	$ 145,368,000,000		$ (26,133,000,000)